Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net Disclosure [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

Intangible asset, net, consisted of the following

	As of December, 2022	As of December, 2023
	US$	US$
Purchased software	311	306
Less: accumulated amortization	(217)	(306)
	94	—

Amortization expenses for the year ended December 31, 2023, 2022 and 2021 were approximately $88, $138 and $157 respectively.